Consolidated Statements of Operations and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Gross premiums written	$ 5,356,942	$ 5,547,525	$ 5,932,003
Net premiums written	4,953,470	5,229,548	5,719,884
Decrease (increase) in unearned premiums	16,126	39,630	(110,689)
Net premiums earned	4,969,596	5,269,178	5,609,195
Net investment income	410,864	449,784	479,696
Net realized and unrealized investment gains (losses)	26,266	(297,479)	371,796
Other income	15,232	9,144	16,190
Total revenues	5,421,958	5,430,627	6,476,877
Expenses
Losses and loss expenses	3,248,091	3,157,420	3,462,770
Acquisition costs	1,186,602	1,217,003	1,213,822
Other expenses	471,905	790,723	449,688
Interest expense	48,603	48,988	48,963
Loss on redemption of senior notes	22,203	0	0
Amortization of intangible assets	25,919	26,593	27,486
Net foreign exchange (gains) losses	(77,515)	9,461	(18,201)
Total expenses	4,925,808	5,250,188	5,184,528
Income before taxes and interest in (loss) earnings of equity method investments	496,150	180,439	1,292,349
Income tax expense	25,923	79,664	239,506
Interest in (losses) earnings of equity method investments	(22,919)	6,375	15,270
Net income	447,308	107,150	1,068,113
Net income attributable to noncontrolling interests	0	(2,769)	(13,139)
Net income attributable to PartnerRe Ltd.	447,308	104,381	1,054,974
Preferred dividends	55,043	56,735	56,735
Loss on redemption of preferred shares	4,908	0	0
Net income attributable to PartnerRe Ltd. common shareholders	387,357	47,646	998,239
Comprehensive income
Net income attributable to PartnerRe Ltd.	447,308	104,381	1,054,974
Change in currency translation adjustment	12,201	(46,055)	(8,892)
Change in unfunded pension obligation, net of tax	(1,909)	(2,285)	(12,067)
Change in unrealized losses on investments, net of tax	(1,579)	(860)	(886)
Total other comprehensive income (loss), net of tax	8,713	(49,200)	(21,845)
Comprehensive income attributable to PartnerRe Ltd.	$ 456,021	$ 55,181	$ 1,033,129